PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 136,890	$ 136,070
Less: Accumulated depreciation and impairment	(60,884)	(55,860)
Property, plant and equipment, net	76,006	80,210
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	71,091	72,257
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,787	14,070
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,683	11,892
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,912	4,717
Electronic and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	33,913	31,310
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 504	$ 1,824